Organization and Description of Business	12 Months Ended
Dec. 31, 2013
Organization and Description of Business
Organization and Description of Business

1. Organization and Description of Business

Organization

        Jones Energy, Inc. (the "Company") was formed in March 2013 as a Delaware corporation to become a publicly-traded entity and the holding company of Jones Energy Holdings, LLC ("JEH"). As the sole managing member of JEH, Jones Energy, Inc. is responsible for all operational, management and administrative decisions relating to JEH's business and consolidates the financial results of JEH and its subsidiaries.

        JEH was formed as a Delaware limited liability company on December 16, 2009 through investments made by the Jones family and through private equity funds managed by Metalmark Capital and Wells Fargo Energy Capital. JEH acts as a holding company of operating subsidiaries that own and operate assets that are used in the exploration, development, production and acquisition of oil and natural gas properties.

        Pursuant to the terms of a corporate reorganization that was completed in connection with the closing of Jones Energy, Inc.'s initial public offering ("IPO") on July 29, 2013, the pre-IPO owners of JEH converted their existing membership interests in JEH into JEH Units and amended the existing LLC agreement to, among other things, modify its equity capital to consist solely of JEH Units and to admit Jones Energy, Inc. as the sole managing member of JEH. Jones Energy, Inc.'s certificate of incorporation authorizes two classes of common stock, Class A common stock and Class B common stock. Only Class A common stock was offered to investors pursuant to the IPO. The Class B common stock is held by the pre-IPO owners of JEH and can be exchanged (together with a corresponding number of JEH Units) for shares of Class A common stock on a one-for-one basis, subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications and other similar transactions. The Class B common stock has no economic rights but entitles its holder to one vote on all matters to be voted on by the Company's stockholders generally. As a result of the IPO, the pre-IPO owners retained 74.7% of the total economic interest in JEH, but with no voting rights or management power over JEH, resulting in the Company reporting this ownership interest as a non-controlling interest. Prior to the IPO, JEH owned the controlling interest in the Company; hence all of the net income (loss) earned prior to the IPO date is reflected in the net income (loss) attributable to non-controlling interests on the Consolidated Statement of Operations for the year ended December 31, 2013.

Description of Business

        The Company is engaged in the acquisition, exploration, and production of oil and natural gas properties in the mid-continent United States. The Company's assets are located within two distinct basins in the Texas Panhandle and Oklahoma, the Anadarko Basin and the Arkoma Basin, and are owned by JEH and its operating subsidiaries. The Company is headquartered in Austin, Texas.

Revision of Previously Issued Financial Statements

        We identified an error in our previously issued financial statements which would have been material to our fourth quarter of 2013 if recorded as an out of period adjustment in such period. Therefore we have revised our Consolidated Statement of Operations for the years ended December 31, 2012 and 2011 to record $0.6 million and $0.8 million, respectively of additional interest expense on obligations that are unrelated to our credit agreements discussed in Note 6. As a result, net income decreased for the years ended December 31, 2012 and 2011 by $0.6 million and $0.8 million, respectively. The balance sheet impacts of the revision are increases in accrued liabilities and decreases in members' equity of $0.6 million and $1.4 million at December 31, 2011 and 2012, respectively. These revisions had no impact on our net cash provided by operations in our Consolidated Statement of Cash Flows. We have determined that these errors are not material to our consolidated financial statements for the years ended December 31, 2012 and 2011.